Dividends - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Mar. 17, 2026 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Cash dividends | ¥		¥ 1,974	¥ 1,508
Cash dividend declared | $	$ 368
Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend declared per share on ordinary share	$ 0.12
Dividend declared per share on ADS	$ 0.24